PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Other receivables, net of allowance for doubtful accounts of $nil, $nil and $nil at December 31, 2019, 2020, 2021	$ 0	$ 91,266	$ 2,566
Prepaid rental expenses	0	11,189	5,141
Prepaid professional service expenses	3,578	0	0
Prepaid for BTC mining cloud computing power	1,291,784	0	0
Prepaid expenses and other current assets	1,295,362	102,455	7,707
Allowance for Doubtful Other Receivables, Current	$ 0	$ 0	$ 0